Capital Stock - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2015
Equity [Abstract]
The par value of common stock	$ 0.40
Common stock shares authorized	800,000,000	800,000,000
Preferred stock shares authorized	250,000
Preferred stock par value per share	$ 4.00
Preferred stock shares issued	0
Preferred stock shares outstanding	0
Repurchase of common stock	$ 66,505,000	$ 0	$ 0
Stock repurchase program,amount authorized				$ 900,000,000